Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets
Goodwill and Intangible Assets

7.Goodwill and Intangible Assets

	March 31,	December 31,
	2020	2019
Identifiable intangibles on acquisition of Intermeccanica	$522,817	$524,067
Goodwill on acquisition of Intermeccanica	699,844	699,844
Other intangibles	15,220	15,220
	$1,237,881	$1,239,131